Condensed Consolidated Statement of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Common shares [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Treasury shares [Member]	Accumulated other comprehensive loss [Member]
Beginning balance at Dec. 31, 2024	$ 879,261	$ 750	$ 3,199,119	$ (2,237,534)	$ (42,586)	$ (40,488)
Net loss	(19,472)			(19,472)
Gain (Loss) on foreign currency translation, net of tax of $0	4,076					4,076
Restricted stock units issued		1	(1)
Shared based compensation	7,624		7,624
Common shares repurchased	(9,998)				(9,998)
Common shares reissued	394		49		345
Ending balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Beginning balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss	(69,604)
Gain (Loss) on foreign currency translation, net of tax of $0	18,731
Ending balance at Jun. 30, 2025	806,918	762	3,206,887	(2,307,138)	(71,836)	(21,757)
Beginning balance at Mar. 31, 2025	861,885	751	3,206,791	(2,257,006)	(52,239)	(36,412)
Net loss	(50,132)			(50,132)
Gain (Loss) on foreign currency translation, net of tax of $0	14,655					14,655
Restricted stock units issued		11	(11)
Shared based compensation	140		140
Common shares repurchased	(20,000)				(20,000)
Common shares reissued	370		(33)		403
Ending balance at Jun. 30, 2025	806,918	762	3,206,887	(2,307,138)	(71,836)	(21,757)
Beginning balance at Dec. 31, 2025	655,037	764	3,222,985	(2,420,061)	(132,765)	(15,886)
Net loss	(36,452)			(36,452)
Gain (Loss) on foreign currency translation, net of tax of $0	(7,318)					7,318
Restricted stock units issued		2	(2)
Shared based compensation	9,554		9,554
Common shares repurchased	(4,834)				(4,834)
Common shares reissued	246			(141)	387
Ending balance at Mar. 31, 2026	616,233	766	3,232,537	(2,456,654)	(137,212)	(23,204)
Beginning balance at Dec. 31, 2025	655,037	764	3,222,985	(2,420,061)	(132,765)	(15,886)
Net loss	(95,401)
Gain (Loss) on foreign currency translation, net of tax of $0	(2,911)
Ending balance at Jun. 30, 2026	570,223	788	3,248,936	(2,515,707)	(144,997)	(18,797)
Beginning balance at Mar. 31, 2026	616,233	766	3,232,537	(2,456,654)	(137,212)	(23,204)
Net loss	(58,949)			(58,949)
Gain (Loss) on foreign currency translation, net of tax of $0	4,407					4,407
Restricted stock units issued		22	(22)
Shared based compensation	16,421		16,421
Common shares repurchased	(8,194)				(8,194)
Common shares reissued	305			(104)	409
Ending balance at Jun. 30, 2026	$ 570,223	$ 788	$ 3,248,936	$ (2,515,707)	$ (144,997)	$ (18,797)